UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  October 11 2012

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         33

Form 13F Information Table Value Total: $90,401(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.


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


	                   FORM 13F INFORMATION TABLE
                              	                	   VALUE      SHARES/ 	SH/  	PUT/	INVSTMT	OTHER    VOTING AUTHORITY
NAME  OF  ISSUER              	TITLE OF CLASS  CUSIP      (X$1000)   PRN  AMT	PRN	CALL	DSCRETN	MANAGERS SOLE    SHARED   NONE
------------------------------	--------------  ---------  --------   --------	---	----	-------	-------- -------  -------- --------
ABBOTT LABS                    	COM             002824100  4799	     70000  	SH	DEFINED	01      02	70000    0        0
ACCENTURE PLC IRELAND          	SHS CLASS A	G1151C101  2780	     39700  	SH	DEFINED	01      02	39700    0        0
ALTRIA GROUP INC               	COM         	02209S103  3977	     119100  	SH	DEFINED	01      02	119100   0        0
AMERICAN ELEC PWR INC          	COM             025537101  3755	     85464 	SH	DEFINED	01      02	85464    0        0
AT&T INC                        COM             00206R102  5478      145300     SH      DEFINED 01      02      145300   0        0
BOEING CO                      	COM             097023105  4449	     63900  	SH	DEFINED	01      02	63900    0        0
CHUBB CORP                     	COM             171232101  2008	     26320  	SH	DEFINED	01      02	26320    0        0
COLGATE PALMOLIVE CO           	COM             194162103  5626	     52470  	SH	DEFINED	01      02	52470    0        0
COMCAST CORP                   	NEW CL A        20030N101  3598	     100600  	SH	DEFINED	01      02	100600   0        0
CONOCOPHILLIPS                 	COM             20825C104  2968	     51900  	SH	DEFINED	01      02	51900    0        0
CRANE CO                       	COM             224399105  24	     600    	SH	DEFINED	01      02	600    	 0        0
CSX CORP                       	COM             126408103  66	     3200    	SH	DEFINED	01      02	3200     0        0
FIRSTENERGY CORP               	COM             337932107  3422	     77600  	SH	DEFINED	01      02	77600    0        0
GENERAL DYNAMICS CORP          	COM             369550108  2579	     39000  	SH	DEFINED	01      02	39000    0        0
GENERAL ELECTRIC CO            	COM             369604103  6263	     275800  	SH	DEFINED	01      02	275800   0        0
HOLLYSYS AUTOMATION TECHNOLO   	SHS             G45667105  130	     13300  	SH	DEFINED	01      02	13300    0        0
HORMEL FOODS CORP               COM             440452100  1497	     51200  	SH	DEFINED	01      02	51200    0        0
JOHNSON&JOHNSON                 COM             478160104  3218      46700      SH      DEFINED 01      02      46700    0        0
JPMORGAN CHASE & CO             COM             46625H100  3059      75568      SH      DEFINED 01      02      75568    0        0
LOWES COS INC                  	COM             548661107  3556      117600	SH	DEFINED	01      02    	117600	 0        0
M&T BK CORP                     COM             55261F104  3007      31600      SH      DEFINED 01      02      31600    0        0
MDU RES GROUP INC              	COM             552690109  3209	     145600 	SH	DEFINED	01      02	145600   0        0
MERCK & CO INC                  NEW COM         58933Y105  5586      123851     SH      DEFINED 01      02      123851   0        0
MICROSOFT CORP                 	COM             594918104  6467	     217147  	SH	DEFINED	01      02	217147   0        0
NORFOLK SOUTHERN CORP          	COM             655844108  68	     1065    	SH	DEFINED	01      02	1065     0        0
TEXAS INSTRS INC               	COM             882508104  1953	     70900  	SH	DEFINED	01      02	70900    0        0
TIMKEN CO                      	COM             887389104  2170	     58400  	SH	DEFINED	01      02	58400    0        0
TRINITY INDS INC               	COM             896522109  72	     2400    	SH	DEFINED	01      02	2400     0        0
UNION PAC CORP                 	COM             907818108  53	     450    	SH	DEFINED	01      02	450    	 0        0
UNITED TECHNOLOGIES CORP       	COM             913017109  1816	     23200  	SH	DEFINED	01      02	23200    0        0
WABTEC CORP                    	COM             929740108  112	     1400    	SH	DEFINED	01      02	1400     0        0
WOODWARD INC                   	COM             980745103  17	     500    	SH	DEFINED	01      02	500    	 0        0
XILINX INC                     	COM             983919101  2619	     78400  	SH	DEFINED	01      02	78400    0        0
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